PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 4.3%
Airbus SE (France)	33,101	$ 4,250,442
Boeing Co. (The)	23,512	8,031,934
United Technologies Corp.	55,418	6,999,293
		19,281,669
Banks 13.5%
Bank of America Corp.	437,500	11,637,500
BB&T Corp.	90,531	4,232,324
Citigroup, Inc.	168,425	10,467,614
JPMorgan Chase & Co.	171,514	18,173,624
PNC Financial Services Group, Inc. (The)	57,874	7,365,045
SunTrust Banks, Inc.	71,189	4,272,052
Wells Fargo & Co.	98,468	4,369,025
		60,517,184
Beverages 0.8%
PepsiCo, Inc.	28,846	3,692,288
Building Products 1.5%
Johnson Controls International PLC(a)	180,161	6,939,802
Capital Markets 1.2%
Goldman Sachs Group, Inc. (The)	28,949	5,282,903
Chemicals 2.8%
FMC Corp.	44,832	3,292,911
Linde PLC (United Kingdom)	50,557	9,128,066
		12,420,977
Communications Equipment 3.2%
Cisco Systems, Inc.	210,544	10,954,604
Nokia OYJ (Finland), ADR	697,850	3,524,143
		14,478,747
Consumer Finance 2.8%
Capital One Financial Corp.	89,122	7,652,906
SLM Corp.	531,844	5,057,837
		12,710,743

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	164,883	$ 8,961,391
Electric Utilities 4.5%
American Electric Power Co., Inc.	129,815	11,179,668
Exelon Corp.	189,399	9,106,304
		20,285,972
Electrical Equipment 1.0%
Emerson Electric Co.	72,646	4,376,195
Energy Equipment & Services 0.4%
Schlumberger Ltd.	49,459	1,715,733
Entertainment 1.3%
Walt Disney Co. (The)	45,794	6,046,640
Equity Real Estate Investment Trusts (REITs) 4.3%
American Campus Communities, Inc.	100,927	4,674,939
American Tower Corp.	47,265	9,867,514
Boston Properties, Inc.	35,677	4,667,622
		19,210,075
Food & Staples Retailing 2.3%
Walmart, Inc.	102,725	10,420,424
Food Products 3.0%
Conagra Brands, Inc.	161,445	4,321,883
Mondelez International, Inc. (Class A Stock)	182,678	9,289,176
		13,611,059
Health Care Equipment & Supplies 1.4%
Zimmer Biomet Holdings, Inc.	53,497	6,094,913
Health Care Providers & Services 1.4%
Laboratory Corp. of America Holdings*	39,971	6,499,684
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	30,750	6,096,802
Household Products 2.2%
Procter & Gamble Co. (The)	96,264	9,906,528

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 4.4%
Brighthouse Financial, Inc.*	60,124	$ 2,133,801
Chubb Ltd.	70,900	10,356,363
MetLife, Inc.	157,197	7,264,073
		19,754,237
Interactive Media & Services 1.4%
Alphabet, Inc. (Class A Stock)*	5,683	6,288,239
Media 3.3%
Comcast Corp. (Class A Stock)	247,869	10,162,629
Liberty Global PLC (United Kingdom) (Class C Stock)*	191,595	4,644,263
		14,806,892
Multi-Utilities 1.6%
Ameren Corp.	99,367	7,287,576
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	33,016	2,323,336
Chevron Corp.	117,479	13,374,984
Noble Energy, Inc.(a)	207,249	4,435,129
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	153,597	9,493,830
Suncor Energy, Inc. (Canada)	213,022	6,561,078
Williams Cos., Inc. (The)	154,171	4,067,031
		40,255,388
Pharmaceuticals 10.8%
Allergan PLC	23,344	2,845,867
AstraZeneca PLC (United Kingdom), ADR	196,813	7,356,870
Bristol-Myers Squibb Co.	118,906	5,394,765
Elanco Animal Health, Inc.*(a)	85,808	2,684,074
Eli Lilly & Co.	74,663	8,656,428
Merck & Co., Inc.	114,041	9,033,188
Pfizer, Inc.	304,237	12,631,920
		48,603,112
Road & Rail 1.9%
Union Pacific Corp.	51,078	8,518,789
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	27,757	6,984,771

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	72,057	$ 4,814,849
Texas Instruments, Inc.	43,923	4,581,608
		16,381,228
Software 3.4%
Microsoft Corp.	47,616	5,889,147
PTC, Inc.*	55,922	4,700,803
SAP SE (Germany), ADR	38,601	4,751,011
		15,340,961
Specialty Retail 2.4%
Lowe’s Cos., Inc.	50,645	4,724,165
Ross Stores, Inc.	64,139	5,964,286
		10,688,451
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	18,968	3,320,728
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	110,118	3,144,970

Total Long-Term Investments (cost $320,689,033)		442,940,300

Short-Term Investments 3.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,376,072	5,376,072
PGIM Institutional Money Market Fund (cost $10,970,498; includes $10,955,460 of cash collateral for securities on loan)(b)(w)	10,968,446	10,970,639

Total Short-Term Investments (cost $16,346,570)		16,346,711

TOTAL INVESTMENTS 102.0% (cost $337,035,603)		459,287,011
Liabilities in excess of other assets (2.0)%		(9,207,369)

Net Assets 100.0%		$ 450,079,642

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,596,396; cash collateral of $10,955,460 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)